Employees' Rights Upon Retirement (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Employees' Rights Upon Retirement [Abstract]
Accrued severance pay	$ 1,712	$ 1,687
Less - amounts funded (presented in ''investment and other non-current assets'')	(1,642)	(1,565)
Unfunded balance	$ 70	$ 122